Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	December 31, 2024		December 31, 2023
	USD	AED	AED
Cash in hand	3,010	11,052	11,016
Cash at bank	10,018	36,785	57,356
	13,028	47,837	68,372